Registration No. 033-59474

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
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FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 259
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 259
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PRINCIPAL FUNDS, INC.
(Exact name of Registrant as specified in Charter)
711 High Street
Des Moines, IA 50392
(Address of principal executive offices)
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Telephone Number (515) 237-5461
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Clint Woods
The Principal Financial Group
Des Moines, Iowa 50392

(Name and address of agent for service)
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Approximate Date of Proposed Public Offering: Immediately
It is proposed that this filing will become effective (check appropriate box)
_XX_    immediately upon filing pursuant to paragraph (b)
____    on (date) pursuant to paragraph (b)
____    60 days after filing pursuant to paragraph (a)
____    on (date) pursuant to paragraph (a)
____    75 days after filing pursuant to paragraph (a)(2)
____    on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Classes A, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, R-6, and S shares
EXPLANATORY NOTE
This filing relates to the Registrant’s prospectus dated December 31, 2018 for Classes A, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, R-6 and S shares, which were included in post-effective amendment number 257 (as filed on December 21, 2018, SEC Accession No. 0000898745-18-001042), and is filed for the purpose of submitting interactive data files.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and  has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 18th day of January, 2019.

Principal Funds, Inc. (Registrant) /s/ M. J. Beer _____________________________________ M. J. Beer Director, President and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ M. J. Beer __________________________ M. J. Beer	Director, President and Chief Executive Officer (Principal Executive Officer)	January 18, 2019

/s/ T. W. Bollin __________________________ T. W. Bollin	Chief Financial Officer (Principal Financial Officer)	January 18, 2019

/s/ S. L. Reece __________________________ S. L. Reece	Vice President and Controller (Controller)	January 18, 2019

(E. Ballantine)* __________________________ E. Ballantine	Director	January 18, 2019

(L. T. Barnes)* __________________________ L. T. Barnes	Director	January 18, 2019

(C. Damos)* __________________________ C. Damos	Director	January 18, 2019

(N. M. Everett)* __________________________ N. M. Everett	Chair	January 18, 2019

(M. A. Grimmett)* __________________________ M. A. Grimmett	Director	January 18, 2019

(P. G. Halter)* __________________________ P. G. Halter	Director	January 18, 2019

(F. S. Hirsch)* __________________________ F. S. Hirsch	Director	January 18, 2019

(T. Huang)* __________________________ T. Huang	Director	January 18, 2019

(K. McMillan)* __________________________ K. McMillan	Director	January 18, 2019

(E. Nickels)* __________________________ E. Nickels	Director	January 18, 2019

(M. M. VanDeWeghe)* __________________________ M. M. VanDeWeghe	Director	January 18, 2019

* Pursuant to Power of Attorney appointing M. J. Beer
Previously filed as Ex-99(j)(3) on 12/29/2014 (Accession No. 000898745-14-001274); filed for E. Nickels as Ex-99(j)(3) on 12/21/2015 (Accession No. 0000898745-15-000800); filed for P. G. Halter as Ex-99(j)(3) on 12/15/2017 (Accession No. 0000898745-17-001335); and filed for M. M. VanDeWeghe as Ex-99(j)(3) on 06/13/2018 (Accession No. 0000898745-18-000440).

XBRL EXHIBIT LIST FOR 485BPOS PROSPECTUS FILINGS

Exhibit No.    Exhibits

Ex-101.INS    XBRL Instance Document

Ex-101.SCH    XBRL Taxonomy Extension Schema Document

Ex-101.CAL    XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF    XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB    XBRL Taxonomy Extension Label Linkbase Document

Ex-101.PRE    XBRL Taxonomy Extension Presentation Linkbase Document